PROPERTY AND EQUIPMENT (Details - Components of property and equipment) - USD ($)	Feb. 28, 2025	Aug. 31, 2024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 3,990,041	$ 3,094,076
Accumulated Depreciation	(1,752,651)	(1,394,332)
Net Book Value	2,237,390	1,699,744
Equipment Not In Service [Member]
Property, Plant and Equipment [Line Items]
Cost	3,228,600	3,071,565
Accumulated Depreciation	0	0
Net Book Value	3,228,600	3,071,565
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	7,218,641	6,165,641
Accumulated Depreciation	(1,752,651)	(1,394,332)
Net Book Value	$ 5,465,990	$ 4,771,309